Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash (Parentheticals)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents And Restricted Cash Abstract
Annual average interest rates	3.02%	0.10%